SUP-0103-0614

THE ALLIANCEBERNSTEIN VALUE FUNDS

-AllianceBernstein International Value Fund

-AllianceBernstein Global Value Fund

Supplement dated June 11, 2014 to the Summary Prospectuses and Prospectus dated March 1, 2014 of the AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund (together the “Prospectuses”).

Each of the Funds listed above is hereinafter referred to as a “Fund” or collectively, the “Funds”.

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PORTFOLIO MANAGERS

The following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the Summary section of the Prospectuses for each Fund and reflects those persons responsible for the day-to-day management of the Fund’s portfolio.

AllianceBernstein International Value Fund

Employee	Length of Service	Title
Kevin F. Simms	Since 2001	Senior Vice President of the Adviser
Avi Lavi	Since 2012	Senior Vice President of the Adviser
Takeo Aso	Since 2012	Senior Vice President of the Adviser

AllianceBernstein Global Value Fund

Employee	Length of Service	Title
Kevin F. Simms	Since 2001	Senior Vice President of the Adviser
Avi Lavi	Since 2012	Senior Vice President of the Adviser
Takeo Aso	Since 2012	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectus with respect to the Funds.

Fund and Responsible Group	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AllianceBernstein International Value Fund International Value Senior Investment Management Team	Kevin F. Simms; since 2001; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Chief Investment Officer of Global and International Value Equities since 2014, was CIO of International Value Equities from 2012 to 2014 and was Co-CIO of the same service since prior to 2009.

	Avi Lavi; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Co-CIO of Global Value since 2014 and Global Director of Value Research since 2012.

	Takeo Aso; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Director of Research of International Value Equities since 2012.

AllianceBernstein Global Value Fund Global Value Senior Investment Management Team	Kevin F. Simms; since 2001; Senior Vice President of the Adviser	(see above)

	Avi Lavi; since 2012; Senior Vice President of the Adviser	(see above)

	Takeo Aso; since 2012; Senior Vice President of the Adviser	(see above)

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectuses for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner.

SUP-0103-0614

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